SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) segment	Dec. 31, 2023 CAD ($)
Geographic segmentation:
Number of reportable segments | segment	1
Revenue	$ 569,139	$ 521,250
Trust's total revenue	100.00%	100.00%
Canada
Geographic segmentation:
Revenue	$ 96,593	$ 80,460
Trust's total revenue	17.00%	15.00%
United States
Geographic segmentation:
Revenue	$ 314,179	$ 296,520
Trust's total revenue	55.00%	58.00%
Austria
Geographic segmentation:
Revenue	$ 73,521	$ 63,825
Trust's total revenue	13.00%	12.00%
Germany
Geographic segmentation:
Revenue	$ 41,050	$ 38,800
Trust's total revenue	7.00%	7.00%
Netherlands
Geographic segmentation:
Revenue	$ 43,796	$ 41,645
Trust's total revenue	8.00%	8.00%